787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 28, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Gabelli Healthcare & WellnessRx Trust

Securities Act File No. 333-217151; Investment Company Act File No. 811-22021

Ladies and Gentlemen:

On behalf of The Gabelli Healthcare & WellnessRx Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Fund responded to the comments of the staff of the Securities and Exchange Commission to the Registration Statement in separate letters filed on July 27, 2017 and November 28, 2017.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek

Ryan P. Brizek

Enclosures

cc:	Agnes Mullady, The Gabelli Healthcare & WellnessRx Trust

Andrea Mango, Esq., The Gabelli Healthcare & WellnessRx Trust

Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP

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